INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Current income tax expense	$(970)	$(861)
Deferred income tax recovery	475	1,109
Income tax (expense) recovery	$(495)	$248
The major components of income tax expense for the years ended December 31, 2019 and 2018 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Current income tax expense	$970	$861
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	281	143
Expense arising from previously unrecognized tax assets	(647)	(955)
Change of tax rates and new legislation	(109)	(297)
Total deferred income tax recovery	(475)	(1,109)
Income tax expense (recovery)	$495	$(248)

Schedule of income tax rates
The company’s effective income tax rate is different from the company’s domestic statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31	2019	2018
Statutory income tax rate	26%	26%
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	(2)	(4)
International operations subject to different tax rates	(7)	(3)
Taxable income attributable to non-controlling interests	(4)	(8)
Portion of gains subject to different tax rates	(1)	(4)
Recognition of deferred tax assets	(9)	(12)
Non-recognition of the benefit of current year’s tax losses	4	1
Other	1	1
Effective income tax rate	8%	(3)%

Schedule of deferred income tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2019 and 2018 relate to the following:

AS AT DEC. 31 (MILLIONS)	2019	2018
Non-capital losses (Canada)	$848	$685
Capital losses (Canada)	80	108
Losses (U.S.)	3,102	2,219
Losses (International)	705	645
Difference in basis	(16,012)	(13,161)
Total net deferred tax liabilities	$(11,277)	$(9,504)

Disclosure of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2019	2018
One year from reporting date	$22	$16
Two years from reporting date	9	—
Three years from reporting date	14	2
After three years from reporting date	1,159	1,125
Do not expire	1,632	1,526
Total	$2,836	$2,669

Schedule of components of income taxes in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2019 and 2018 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Revaluation of property, plant and equipment	$623	$1,302
Financial contracts and power sale agreements	6	26
Fair value through OCI securities	88	10
Foreign currency translation	(8)	69
Revaluation of pension obligation	(6)	7
Total deferred tax in other comprehensive income	$703	$1,414